Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Contingency [Line Items]
Change of valuation allowance	$ 12.3
Operating loss carry forward, net	$ 42.9
Reduction to deferred tax assets		$ 2.3
Effective Income Tax Rate Reconciliation, Percent	21.00%	35.00%
Change In Corporate Tax Rate
Income Tax Contingency [Line Items]
Change of valuation allowance		$ (2.3)
Federal Tax Authority
Income Tax Contingency [Line Items]
Operating loss carry forward, net	$ 17.5
Tax Credit Carryforward, Amount	$ 3.3
Tax Credit Beginning Expiration Year	2036
Federal and State Tax Authorities
Income Tax Contingency [Line Items]
Operating loss carry forward beginning expiration year	2037
State and Local Jurisdiction
Income Tax Contingency [Line Items]
Operating loss carry forward, net	$ 17.1
California Tax Authority
Income Tax Contingency [Line Items]
Tax Credit Carryforward, Amount	$ 1.1